                       THE PAKISTAN INVESTMENT FUND, INC.

---------------------------------------------

OFFICERS AND DIRECTORS

Barton M. Biggs                           J. Antonio Quila
CHAIRMAN OF THE BOARD                     DIRECTOR
OF DIRECTORS                              Altaf M. Saleem
Frederick B. Whittemore                   DIRECTOR
VICE-CHAIRMAN OF THE BOARD OF DIRECTORS   James W. Grisham
Warren J. Olsen                           VICE PRESIDENT
PRESIDENT AND DIRECTOR                    Michael F. Klein
Peter J. Chase                            VICE PRESIDENT
DIRECTOR                                  Harold J. Schaaff, Jr.
John W. Croghan                           VICE PRESIDENT
DIRECTOR                                  Joseph P. Stadler
David B. Gill                             VICE PRESIDENT
DIRECTOR                                  Valerie Y. Lewis
Graham E. Jones                           SECRETARY
DIRECTOR                                  James R. Rooney
John A. Levin                             TREASURER
DIRECTOR                                  Belinda A. Brady
William G. Morton, Jr.                    ASSISTANT TREASURER
DIRECTOR

---------------------------------------------
U.S. INVESTMENT ADVISER

Morgan Stanley Asset Management Inc.
1221 Avenue of the Americas
New York, New York 10020
-----------------------------------------------------------------
PAKISTANI INVESTMENT ADVISER

International Asset Management Company Limited
Sidco Avenue Centre
6th Floor
Strachen Road
Karachi, Pakistan
-----------------------------------------------------------------
ADMINISTRATOR
The Chase Manhattan Bank
73 Tremont Street
Boston, Massachusetts 02108
-----------------------------------------------------------------
CUSTODIANS
Morgan Stanley Trust Company
One Pierrepont Plaza
Brooklyn, New York 11201

The Chase Manhattan Bank
770 Broadway
New York, New York 10003
-----------------------------------------------------------------
SHAREHOLDER SERVICING AGENT
American Stock Transfer & Trust Company
40 Wall Street
New York, New York 10005
(800) 278-4353
-----------------------------------------------------------------
LEGAL COUNSEL
Rogers & Wells
200 Park Avenue
New York, New York 10166
-----------------------------------------------------------------
INDEPENDENT ACCOUNTANTS

Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

-----------------------------------------------------------------
For additional Fund information, including the Fund's net asset value per share and information regarding the investments comprising the Fund's portfolio, please call 1-800-221-6726.

                       ----------------------------------

                                      THE
                                    PAKISTAN
                                   INVESTMENT
                                   FUND, INC.

                             ---------------------

                              THIRD QUARTER REPORT
                               SEPTEMBER 30, 1996
                      MORGAN STANLEY ASSET MANAGEMENT INC.
                               INVESTMENT ADVISER

LETTER TO SHAREHOLDERS
--------

For the nine months ended September 30, 1996 the total return for The Pakistan Investment Fund, Inc. (the "Fund"), based on net asset value per share, was -17.05% compared to -11.04% for the IFC Global Pakistan Total Return Index (the "Index"). For the period since the Fund's inception on December 27, 1993, the Fund's total return, based on net asset value per share, was -61.21% compared with -43.96% for the Index. On September 30, 1996, the closing price of the Fund's share on the New York Stock Exchange was $5.25, representing a 3.7% discount to the Fund's net asset value per share.

Despite relative outperformance in the Fund's key overweight sectors such as telecommunications, fertilizer and oil and gas, the narrow scope of the market's rally compared to the breadth of the Fund's portfolio contributed to the relative underperformance.

For the three months ended September 30, 1996, the Fund had a total return, based on net asset value per share, of -23.78% compared with -22.22% for the Index. The third quarter was a difficult one for the Pakistan market as political and macro-economic concerns continued to plague the market -- pushing it down to new lows. Even market stalwarts such as Pakistan State Oil, Pakistan Telecom (PTCL) and Fauji Fertilizer underperformed over the period.

Through the first three quarters of 1996, we have continued with the extensive restructuring of PKF's portfolio -- with the focus being on larger capitalization blue chip issues which are expected to be the main beneficiaries of the long-awaited but inevitable recovery of the Karachi stock market. Given the illiquidity of the market this year, on top of the bearish sentiment, this has not been an easy task. There are now 27 companies in the portfolio, as opposed to 55 at the beginning of the year. With this project near completion, our top five core holdings -- Fauji Fertilizer, Hubco, PTCL, PSO and Engro -- now comprise 56% of the Fund's net assets, compared to 41% at the beginning of the year. Given the still uncertain micro/macro economic operating environment in Pakistan these days, a portfolio focused on such well-managed, cash generative businesses will pay off in the long-run.

The nascent democratic process in Pakistan is passing through a delicate period. The current government of Benazir Bhutto, while striving to balance the conflicting demands of its two key constituencies -- the rural versus the urban and industrial classes -- has stumbled on the economic front despite good intentions. Thus, the crucial structural reform process has slowed down, and the associated privatization program, with a few exceptions in the power generation sector, has fallen behind schedule.

A cursory look at key economic indicators since the present government came into power (in November 1993) shows that progress has been made in reducing the budget deficit from 8% of GDP in 1992-93 to 5% in 1995-96. Inflation, after rising to 13% last year, has declined to 11% in 1996. The growth of credit and money supply has been held in check and a respectable GDP growth rate of 6% has been managed. However, this was achieved through improving fortunes of the agricultural sector, particularly cotton, which helped ease supply side pressures, and short-term measures which have not addressed the critical structural imbalances in the economy.

The key issue stressed by both the IMF and the World Bank is simple in conceptual terms -- less government. Unless the sprawling bureaucracy is curtailed, defense spending rationalized, excessive state ownership of potential productive assets reduced and government spending and thus borrowings controlled, structural reform cannot be successfully implemented.

With the IMF having clearly taken the position that any future assistance will be linked directly to concrete and visible progress on structural reforms, we are hopeful that a new package will soon be devised to make the economy more attractive for private sector investment in the medium term. Indeed it looks now as if the Bhutto government is finally preparing to accede to some of the key IMF conditions -- such as an agricultural tax and possibly even a reduction in defense expenditures.

Looking beyond much of the current 'noise' regarding low foreign exchange reserves, potential devaluations, rising bank defaults and excessive government borrowing, an austerity-minded mini-budget seems to be the only way forward. Discipline in government expenditure and enhanced revenue collection, rationalization of taxation and tariff regimes along with the continuation of a tight monetary policy, will pave the way for private enterprise. As credible policies emerge, IMF support should be forthcoming. This will boost investor confidence, leading to a stock market rebound. Such a scenario could emerge as early as the end of the fourth quarter. One encouraging feature is that despite the recent onslaught of negative developments, the KSE-100 index managed to remain above the 1300 support level and has bounced back from there three times over the last fifteen months. Investors who have already exited the market will, in all likelihood, be looking for positive news on the macro-front for re-entry opportunities.

In contrast to a number of Asian markets where the reality of deteriorating export conditions is only now beginning to be fully realized (i.e., Thailand, Malaysia and Korea) the counter-cyclical movement of the Pakistan market relative to the region could very-well turn out to be the positive surprise for the region in 1997. As the macro economic and political uncertainties lessen, the attractive valuations offered by the KSE should allow investors to re-focus on healthy earnings growth in the core universe of large cap, blue-chip stocks. The market is currently trading at 8.5 times 1997's estimated earnings, with a consensus EPS growth forecast of over 30%.

The most significant change in terms of portfolio composition during the third quarter was the increased weighting of PTCL from 12.6% to 15.8%. This will allow the Fund to position itself for the expected increase in PTCL's weighting in the KSE-100 Index from 8.5% at present to over 25% in the first quarter of 1997. At 9 times 1997 estimated earnings, PTCL is by far the cheapest telecom in all of Asia; it continues to invest aggressively; it is slated for an eventual if not belated privatization; and with line penetration at only 1% in Pakistan, the potential for future growth is substantial.

Sincerely,

      [SIGNATURE]
Warren J. Olsen
PRESIDENT AND DIRECTOR

      [SIGNATURE]

Marianne L. Hay
SENIOR PORTFOLIO MANAGER

        [SIGNATURE]
Landon Thomas
PORTFOLIO MANAGER

October 22, 1996

The Pakistan Investment Fund, Inc.
Investment Summary as of September 30, 1996
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

HISTORICAL
INFORMATION (UNAUDITED)
                                                     TOTAL RETURN (%)
                       ----------------------------------------------------------------------------

                           MARKET VALUE (1)        NET ASSET VALUE (2)           INDEX (1)(3)
                       ------------------------  ------------------------  ------------------------
                                      AVERAGE                   AVERAGE                   AVERAGE
                        CUMULATIVE     ANNUAL     CUMULATIVE     ANNUAL     CUMULATIVE     ANNUAL
                       ------------------------  ------------------------  ------------------------
FISCAL YEAR TO DATE          0.00%       --          -17.05%       --          -11.04%       --
ONE YEAR                   -20.75       -20.75%      -32.72       -32.72%      -25.92       -25.92%
SINCE INCEPTION*           -62.63       -29.98       -61.21       -29.03       -43.96       -18.98

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
--------------------------------------------------------------------------------

RETURNS AND PER SHARE INFORMATION

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

 YEARS ENDED DECEMBER 31:                                                        NINE MONTHS
                                                                               ENDED SEPTEMBER
                                                                                  30, 1996
                                 1993*            1994             1995          (UNAUDITED)
Net Asset Value Per Share           $ 14.03          $ 11.42           $ 6.57           $ 5.45
Market Value Per Share               $15.50            $9.00            $5.25           $ 5.25
Premium/(Discount)                    10.5%           -21.2%           -20.1%            -3.7%
Income Dividends                          -            $0.03           $0.00#                -
Cap Gains Distributions                   -                -           $0.00#                -
Fund Total Return (2)                -0.50%          -18.36%          -42.43%          -17.05%
Index Total Return
(1)(3)**                                N/A           -8.51%          -31.14%          -11.04%

(1) Assumes dividends and distributions, if any, were reinvested.

(2) Total investment return based on net asset value per share reflects the effects of changes in net asset value on the performance of the Fund during each period, and assumes dividends and distributions, if any, were reinvested. These percentages are not an indication of the performance of a shareholder's investment in the Fund based on market value due to differences between the market price of the stock and the net asset value of the Fund.

(3) The IFC Global Pakistan Total Return Index is an unmanaged index of common stocks.

 * The Fund commenced operations on December 27, 1993.
 ** Unaudited.

 # Amount is less than $0.01 per share.

The Pakistan Investment Fund, Inc.
Investment Summary as of September 30, 1996 (Unaudited)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

PORTFOLIO INVESTMENTS DIVERSIFICATION

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Equity Securities            97.8%
Short-Term Investments        2.2%

--------------------------------------------------------------------------------

SECTORS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Appliances & Household Durables          1.7%
Automobiles                              1.4%
Banking                                  6.7%
Chemicals                               24.6%
Energy Sources                          12.3%
Food & Household Products                2.0%
Forest Products & Paper                  2.4%
Telecommunications                      16.0%
Textiles & Apparel                       4.1%
Utilities - Electrical & Gas            21.5%
Other                                    7.3%

--------------------------------------------------------------------------------

TEN LARGEST HOLDINGS

                                               PERCENT OF
                                               NET ASSETS
                                              -------------
       1.  Pakistan Telecommunications              15.8%
       2.  Fauji Fertilizer Co. Ltd.                13.6
       3.  Pakistan State Oil Co.                   11.3
       4.  Hub Power Co. Ltd.                       10.4
       5.  Engro Chemicals Ltd.                      5.4

                                               PERCENT OF
                                               NET ASSETS
                                              -------------

       6.  Sui Northern Gas Co.                      5.2%
       7.  Sui Southern Gas Co.                      4.8
       8.  Fauji Jordan Fertilizer Co. Ltd.          4.2
       9.  Muslim Commercial Bank Ltd.               3.4
      10.  Faysal Bank Ltd.                          2.5
                                              -------------
                                                    76.6%
                                              -------------
                                              -------------

INVESTMENTS (UNAUDITED)
---------

SEPTEMBER 30, 1996

                                                                             VALUE
                                                           SHARES            (000)
----------------------------------------------------------------------------------
                   ------------
PAKISTANI COMMON STOCKS (95.5%)
  (Unless otherwise noted)
----------------------------------------------------------------------------------
------------
APPLIANCES & HOUSEHOLD DURABLES (1.7%)
  Pel Appliances Ltd.                                     814,010     U.S.$  1,102
                                                                    --------------
---------------------------------------------------------
------------
AUTOMOBILES (1.4%)
  Indus Motor Co. Ltd.                                      2,500                1
  Pak Suzuki Motor Co. Ltd.                               835,000              876
                                                                    --------------
                                                                               877
                                                                    --------------
---------------------------------------------------------
------------
BANKING (6.7%)
  Askari Commercial Bank Ltd.                             809,200              471
  Faysal Bank Ltd.                                      2,883,150            1,581
  Muslim Commercial Bank Ltd.                           2,321,270            2,168
                                                                    --------------
                                                                             4,220
                                                                    --------------
---------------------------------------------------------
------------
BUILDING MATERIALS & COMPONENTS (0.1%)
  Dandot Cement Co. (Rights)                              284,562               39
                                                                    --------------
---------------------------------------------------------
------------
CHEMICALS (24.6%)
  Engro Chemicals Ltd.                                    890,000            3,398
  Fauji Fertilizer Co. Ltd.                             4,619,000            8,629
  Fauji Jordan Fertilizer Co. Ltd.                      7,500,000            2,681
  ICI Pakistan Ltd. (Rights)                              385,125               72
  Sitara Chemicals Industries Ltd.                        689,630              765
                                                                    --------------
                                                                            15,545
                                                                    --------------
---------------------------------------------------------
------------
ELECTRICAL & ELECTRONICS (0.1%)
  Pak Electronics                                          97,251               37
                                                                    --------------
---------------------------------------------------------
------------
ENERGY SOURCES (12.3%)
  Pakistan Oilfields Ltd.                                 377,170              684
  Pakistan State Oil Co. Ltd.                             792,000            7,120
                                                                    --------------
                                                                             7,804
                                                                    --------------
---------------------------------------------------------
------------
FINANCIAL SERVICES (1.1%)
  National Development Leasing Corp.                      192,000               37
  Orix Leasing Pakistan Ltd.                              520,590              645
  PIL Corp. Ltd.                                           50,600               18
  Trust Modaraba Ltd.                                     147,200               23
                                                                    --------------
                                                                               723
                                                                    --------------
---------------------------------------------------------
------------

                                                                             VALUE
                                                           SHARES            (000)
----------------------------------------------------------------------------------
                   ------------

FOOD & HOUSEHOLD PRODUCTS (2.0%)
  Haseeb Waqas Sugar                                      240,000   U.S.$       25
  Lever Brothers                                           73,180            1,268
                                                                    --------------
                                                                             1,293
                                                                    --------------
---------------------------------------------------------
------------
FOREST PRODUCTS & PAPER (2.4%)
  Century Paper & Board                                 1,883,150            1,504
                                                                    --------------
---------------------------------------------------------
------------
INDUSTRIAL COMPONENTS (0.1%)
  General Tyres & Rubber Co.                              165,500               85
                                                                    --------------
---------------------------------------------------------
------------
INSURANCE (1.4%)
  Adamjee Insurance Co. Ltd.                              378,532              871
                                                                    --------------
---------------------------------------------------------
------------
TELECOMMUNICATIONS (16.0%)
  Pakistan Telecommunications                              67,200            6,086
  Pakistan Telecommunications GDR                          44,950            3,933
  T.F. Payphones Ltd.                                     350,000              120
                                                                    --------------
                                                                            10,139
                                                                    --------------
---------------------------------------------------------
------------
TEXTILES & APPAREL (4.1%)
  Artistic Denim Mills                                  1,250,000              575
  Crescent Textile Mills Ltd.                           1,147,440              350
  Gadoon Textile Mills                                    670,000              490
  Nishat Mills Ltd.                                     4,190,911            1,191
  Nishat Mills Ltd. (Rights)                              628,636               --
  Saif Textiles                                            72,257               18
                                                                    --------------
                                                                             2,624
                                                                    --------------
---------------------------------------------------------
------------
UTILITIES -- ELECTRICAL & GAS (21.5%)
  Hub Power Co. Ltd. GDR                                7,995,000            6,602
  Karachi Electric Supply Corp.                         1,155,000              660
  Nishat Tek Ltd.                                             555               --
  Nishat Tek Ltd. (Rights)                                     17               --
  Sui Northern Gas Pipelines                            3,236,000            3,264
  Sui Southern Gas Co. Ltd.                             3,541,620            3,021
                                                                    --------------
                                                                            13,547
                                                                    --------------
----------------------------------------------------------------------------------
------------
TOTAL PAKISTANI COMMON STOCKS
  (Cost U.S. $94,560)                                                       60,410
                                                                    --------------
----------------------------------------------------------------------------------
------------

                                                           AMOUNT            VALUE
                                                            (000)            (000)
----------------------------------------------------------------------------------
                   ------------
FOREIGN CURRENCY ON DEPOSIT WITH CUSTODIAN (1.1%)
  Pakistani Rupee (Cost U.S. $686)                     PKR 24,686   U.S.$      669
                                                                    --------------
----------------------------------------------------------------------------------
------------
SHORT-TERM INVESTMENT (1.1%)
----------------------------------------------------------------------------------
------------
REPURCHASE AGREEMENT (1.1%)
  Chase Securities, Inc. 5.40%, dated 9/30/96, due
  10/1/96, to be repurchased at U.S. $707,
  collateralized by U.S. $520 United States
  Treasury Notes 10.625%, due 8/15/15, valued at
  U.S.$716 (Cost U.S. $707)                         U.S.$     707              707
                                                                    --------------
----------------------------------------------------------------------------------
------------
TOTAL INVESTMENTS (97.7%)
  (Cost U.S. $95,953)                                                       61,786
                                                                    --------------
----------------------------------------------------------------------------------
------------
OTHER ASSETS AND LIABILITIES (2.3%)
  Other Assets                                              2,438
  Liabilities                                                (981)           1,457
                                                    -------------   --------------
----------------------------------------------------------------------------------
------------
NET ASSETS (100%)
  Applicable to 11,604,792, issued and outstanding U.S. $0.01 par
    value shares (100,000,000 shares authorized)                      U.S.$ 63,243
                                                                       -----------
----------------------------------------------------------------------------------
------------
NET ASSET VALUE PER SHARE                                             U.S.$   5.45
                                                                       -----------
----------------------------------------------------------------------------------
------------

GDR  --   Global Depositary Receipt.